Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets:
NOL Carryover					$ 14,990	$ 11,973
R&D Carryover					171	104
Contribution Carryover					1	1
Allowance for Doubtful Accounts					2,107	26
RP Accruals					48	54
Inventory Reserve					89
Deferred Tax Liabilities:
Depreciation					(625)	(689)
Deferred Loan Costs					(515)	(50)
Less Valuation Allowance					(16,266)	(11,419)
Income Tax Expense